Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 136,074	$ 209,547	$ 35,705
Weighted average number of shares used in basic earnings per share	86,128	86,946	87,457
Effect of dilutive securities:
Stock options	89	21	150
Restricted stock units	301	201	147
Weighted average number of shares used in diluted earnings per share	86,518	87,168	87,754
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.58	$ 2.41	$ 0.41
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.57	$ 2.40	$ 0.41
Common Shares | Stock Options Member
Effect of dilutive securities:
Antidilutive securities	1,771	2,045	1,103
Common Shares | Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	224	193	176